BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2022 (UNAUDITED)

	NUMBER OF
	SHARES		VALUE
LONG POSITIONS—97.6%
COMMON STOCKS—84.2%
Australia—1.0%
Aurizon Holdings Ltd.	433,983		$1,250,181
Austria—0.9%
Andritz AG	25,269		1,171,064
Bermuda—1.8%
Everest Re Group Ltd.†	8,542		2,413,115
Canada—5.4%
Cenovus Energy, Inc.	182,531		4,231,181
Kinross Gold Corp.	250,169		1,123,422
Yamana Gold, Inc.	327,037		1,752,918
			7,107,521
Finland—1.2%
Metso Outotec Oyj	170,222		1,588,291
France—5.4%
Euroapi SA*	1		14
Imerys SA	19,894		736,372
Rexel SA*	63,749		1,356,745
Sanofi	35,263		3,773,418
Societe BIC SA	21,187		1,210,729
			7,077,278
Germany—4.6%
Deutsche Post AG	24,077		996,393
Deutsche Telekom AG	106,081		2,182,679
Siemens AG	21,825		2,880,962
			6,060,034
India—0.8%
HDFC Bank Ltd. - ADR†	17,718		1,020,025
Ireland—1.0%
Flutter Entertainment PLC*	10,514		1,292,656
Israel—0.7%
Check Point Software Technologies Ltd.*	7,671		959,489
Japan—7.1%
Asahi Group Holdings Ltd.	40,900		1,370,425
Fuji Corp.	49,800		852,933
Honda Motor Co., Ltd.	53,700		1,337,139
IHI Corp.	48,500		1,360,924
Komatsu Ltd.	59,000		1,466,896
Renesas Electronics Corp.*	191,300		2,234,355
Sony Group Corp.	7,800		731,558
			9,354,230
Netherlands—2.2%
Aalberts NV	8,949		443,404
Stellantis NV	161,117		2,417,620
			2,861,024
South Korea—2.6%
Hana Financial Group, Inc.	13,432		537,190
KB Financial Group, Inc.	17,260		843,556
POSCO Holdings, Inc.	6,307		1,465,997
SK Square Co., Ltd.*	15,405		584,603
			3,431,346
Spain—0.8%
Ence Energia y Celulosa SA	265,476		1,020,271
Sweden—1.7%
Svenska Handelsbanken AB, Class A	228,165		2,248,551
Switzerland—4.4%
Glencore PLC	367,832		2,426,060
STMicroelectronics NV	48,218		1,930,698
UBS Group AG	77,352		1,458,758
			5,815,516
United Kingdom—6.3%
Coca-Cola Europacific Partners PLC†	30,511		1,621,049
Endeavour Mining PLC	42,711		982,976
Ferroglobe PLC*†	241,745		1,735,729
IMI PLC	96,449		1,715,368
SSE PLC	69,192		1,545,273
Travis Perkins PLC*	43,078		654,208
			8,254,603
United States—36.3%
AbbVie, Inc.†	11,605		1,710,229
Alphabet, Inc., Class C*	852		1,943,225
Amgen, Inc.†	3,134		804,623
Applied Materials, Inc.†	5,528		648,379
AutoZone, Inc.*#	446		918,604
Bank of America Corp.	40,570		1,509,204
Centene Corp.*†	30,400		2,475,776
Cigna Corp.†	10,449		2,803,362
Cisco Systems, Inc.†#	29,810		1,342,940
Concentrix Corp.†	11,952		1,851,245
CVS Health Corp.†	16,834		1,628,689
Diamondback Energy, Inc.†	21,991		3,343,072
Envista Holdings Corp.*†	17,291		744,205
Fidelity National Information Services, Inc.†	12,351		1,290,679
FleetCor Technologies, Inc.*	4,601		1,144,775
FMC Corp.†#	7,913		969,976
Hasbro, Inc.†	8,352		749,592
JPMorgan Chase & Co.†	8,529		1,127,790
KLA Corp.	4,367		1,593,300
Lennar Corp., Class A†	14,501		1,163,705
Meta Platforms, Inc., Class A*†	2,792		540,643
Micron Technology, Inc.†	18,300		1,351,272
Microsoft Corp.†	4,458		1,211,996
Olin Corp.	9,740		640,795
Oracle Corp.†#	38,880		2,796,250
Pioneer Natural Resources Co.	3,317		921,927
QUALCOMM, Inc.	7,412		1,061,547
SandRidge Energy, Inc.*†	109,785		2,587,632
Science Applications International Corp.†	12,849		1,112,209
Stride, Inc.*†	30,636		1,198,174
US Foods Holding Corp.*†	20,500		678,960
Virtu Financial, Inc., Class A†	22,381		584,816
Wells Fargo & Co.†#	44,483		2,035,987
Zimmer Biomet Holdings, Inc.†	10,130		1,217,727
Zimvie, Inc.*	1,018		22,162
			47,725,467
TOTAL COMMON STOCKS
(Cost $98,183,340)			110,650,662

SHORT-TERM INVESTMENTS—13.4%
MSILF ESG Money Market Portfolio, 0.79%(a)	43,699		43,699
U.S. Bank Money Market Deposit Account, 0.50%(a)	17,660,871		17,660,871
TOTAL SHORT-TERM INVESTMENTS
(Cost $17,704,570)			17,704,570
TOTAL LONG POSITIONS—97.6%
(Cost $115,887,910)			128,355,232
SECURITIES SOLD SHORT—(37.0%)
COMMON STOCKS—(37.0%)
Australia—(0.4%)
WiseTech Global Ltd.	(18,064)		(543,974)
Belgium—(1.1%)
Melexis NV	(4,673)		(405,442)
Proximus SADP	(32,097)		(553,547)
Umicore SA	(10,300)		(457,269)
			(1,416,258)
Bermuda—(0.4%)
Triton International Ltd.	(8,165)		(520,682)
Canada—(1.0%)
BlackBerry Ltd.*	(96,898)		(583,755)
Cargojet, Inc.	(2,477)		(291,459)
Royal Bank of Canada	(3,941)		(411,813)
			(1,287,027)
China—(0.6%)
Yum China Holdings, Inc.	(17,841)		(811,052)
Colombia—(0.4%)
Tecnoglass, Inc.	(23,180)		(497,443)
Denmark—(0.1%)
NTG Nordic Transport Group A/S*	(2,269)		(110,573)
Finland—(1.0%)
Harvia Oyj*	(4,256)		(151,383)
Neste Oyj	(12,328)		(566,261)
UPM-Kymmene Oyj	(16,896)		(600,116)
			(1,317,760)
France—(1.0%)
Aeroports de Paris*	(4,752)		(711,719)
Unibail-Rodamco-Westfield*	(8,420)		(589,998)
			(1,301,717)
Germany—(1.4%)
CureVac NV*	(17,490)		(328,812)
Deutsche Bank AG	(45,223)		(506,353)
Gerresheimer AG	(8,744)		(655,502)
Nordex SE*	(35,517)		(422,066)
			(1,912,733)
Hong Kong—(1.3%)
Hang Seng Bank Ltd.	(37,100)		(648,193)
Techtronic Industries Co., Ltd.	(27,500)		(359,244)
Xinyi Glass Holdings Ltd.	(264,000)		(667,299)
			(1,674,736)
India—(0.9%)
Tata Motors Ltd. - SP ADR*	(24,667)		(703,010)
Wipro Ltd. - ADR	(80,098)		(478,986)
			(1,181,996)
Ireland—(0.7%)
AerCap Holdings NV*	(12,202)		(603,267)
Ryanair Holdings PLC*	(24,546)		(375,994)
			(979,261)
Italy—(0.5%)
Moncler SpA	(8,146)		(391,964)
Saipem SpA*	(41,965)		(253,647)
			(645,611)
Japan—(4.3%)
Aeon Co., Ltd.	(26,200)		(478,230)
Fujitsu General Ltd.	(36,100)		(692,322)
Kikkoman Corp.	(9,800)		(519,029)
Lasertec Corp.	(2,900)		(419,745)
Mitsui Chemicals, Inc.	(23,700)		(580,186)
Musashi Seimitsu Industry Co., Ltd.	(40,200)		(436,261)
Nidec Corp.	(3,600)		(240,710)
Nippon Paper Industries Co., Ltd.	(61,100)		(447,745)
Rakuten Group, Inc.	(41,600)		(232,561)
Shimano, Inc.	(2,000)		(350,599)
Sumitomo Osaka Cement Co., Ltd.	(12,200)		(303,377)
Sumitomo Pharma Co., Ltd.	(45,200)		(386,796)
Taiyo Yuden Co., Ltd.	(12,700)		(517,738)
			(5,605,299)
Netherlands—(0.4%)
Universal Music Group NV	(24,674)		(551,616)
Sweden—(1.8%)
Epiroc AB*	(32,640)		(632,920)
EQT AB	(12,643)		(371,077)
Nibe Industrier AB*	(71,965)		(628,235)
Telia Co., AB	(195,176)		(800,312)
			(2,432,544)
Switzerland—(1.4%)
Bucher Industries AG	(1,896)		(705,967)
Credit Suisse Group AG*	(73,008)		(511,595)
EMS-Chemie Holding AG	(298)		(255,808)
Kardex Holding AG	(1,914)		(349,680)
			(1,823,050)
United States—(18.3%)
Affirm Holdings, Inc.*	(11,540)		(328,890)
Allegro MicroSystems, Inc.*	(27,625)		(711,344)
Appfolio, Inc., Class A*	(6,582)		(659,385)
B Riley Financial, Inc.	(12,532)		(681,114)
Ball Corp.	(9,836)		(697,274)
Beyond Meat, Inc.*	(5,600)		(148,120)
Big Lots, Inc.	(8,289)		(202,998)
Block, Inc.*	(1)		(67)
Brown-Forman Corp., Class B	(10,404)		(687,913)
Chipotle Mexican Grill, Inc.*	(642)		(900,437)
Cincinnati Financial Corp.	(3,506)		(448,277)
Cullen/Frost Bankers, Inc.	(4,682)		(585,156)
DocuSign, Inc.*	(6,836)		(573,609)
Enerpac Tool Group Corp.	(17,345)		(338,574)
Exact Sciences Corp.*	(6,597)		(328,597)
Federated Hermes, Inc.	(19,271)		(654,636)
First Financial Bankshares, Inc.	(24,788)		(1,022,257)
Five Below, Inc.*	(2,261)		(295,264)
Freshpet, Inc.*	(3,099)		(223,035)
GameStop Corp., Class A*	(3,135)		(391,060)
General Electric Co.	(7,655)		(599,310)
Goosehead Insurance, Inc., Class A	(9,780)		(506,408)
Greif, Inc., Class A	(6,301)		(374,720)
Hormel Foods Corp.	(8,524)		(414,863)
Jamf Holding Corp.*	(15,454)		(397,786)
Lowe's Cos., Inc.	(3,111)		(607,578)
Lucid Group, Inc.*	(25,559)		(515,781)
McCormick & Co., Inc.	(4,128)		(382,748)
New York Times Co., (The), Class A	(5,799)		(200,008)
Novanta, Inc.*	(5,389)		(662,631)
NVIDIA Corp.	(2,260)		(421,987)
Overstock.com, Inc.*	(22,003)		(681,873)
Packaging Corp. of America	(3,821)		(600,967)
PureCycle Technologies, Inc.*	(33,879)		(289,327)
Ranpak Holdings Corp.*	(14,539)		(181,156)
RH*	(1,811)		(525,335)
ROBLOX Corp., Class A*	(13,731)		(411,106)
Rockwell Automation, Inc.	(1,874)		(399,537)
SoFi Technologies, Inc.*	(40,876)		(305,752)
Southern Copper Corp.	(15,091)		(932,322)
Summit Materials, Inc., Class A*	(22,051)		(602,213)
T Rowe Price Group, Inc.	(5,059)		(642,948)
Tesla, Inc.*	(1,058)		(802,239)
Trupanion, Inc.*	(5,517)		(368,977)
Twist Bioscience Corp.*	(7,775)		(264,661)
United Airlines Holdings, Inc.*	(14,898)		(709,592)
Warner Music Group Corp., Class A	(16,377)		(486,233)
Wingstop, Inc.	(6,799)		(541,608)
Wolfspeed, Inc.*	(4,860)		(365,618)
			(24,073,291)
TOTAL COMMON STOCKS
(Proceeds $(53,549,848))			(48,686,623)
TOTAL SECURITIES SOLD SHORT—(37.0%)
(Proceeds $(53,549,848))			(48,686,623)
	NUMBER OF	NOTIONAL
	CONTRACTS	AMOUNT
OPTIONS WRITTEN ††—(0.4%)
Call Options Written—(0.4%)
AutoZone, Inc.
Expiration:
09/16/2022,
Exercise Price:
1,700.00	(3)	(617,895)	(121,560)
Cisco Systems, Inc.
Expiration:
12/16/2022,
Exercise Price:
42.50	(298)	(1,342,490)	(153,470)
FMC Corp.
Expiration:
07/15/2022,
Exercise Price:
125.00	(58)	(710,964)	(21,460)
Oracle Corp.
Expiration:
09/16/2022,
Exercise Price:
70.00	(153)	(1,100,376)	(97,920)
Expiration:
09/16/2022,
Exercise Price:
75.00	(183)	(1,316,136)	(75,945)
Wells Fargo & Co.
Expiration:
06/17/2022,
Exercise Price:
55.00	(67)	(306,659)	(201)
TOTAL CALL OPTIONS WRITTEN
(Premiums received $(470,216))			(470,556)
TOTAL OPTIONS WRITTEN
(Premiums received $(470,216))			(470,556)
OTHER ASSETS IN EXCESS OF LIABILITIES—39.8%			52,284,000
NET ASSETS—100.0%			$131,482,053

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
(a)	The rate shown is as of May 31, 2022.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
#	Security segregated as collateral for options written.
††	Primary risk exposure is equity contracts.

Contracts For Difference held by the Fund at May 31, 2022, are as follows:

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/(SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
Long
Ireland
CRH PLC	Goldman Sachs	09/16/2025	0.69%	Monthly	27,427	$1,131,343	$18,189
United Kingdom
BAE Systems PLC	Goldman Sachs	09/16/2025	0.94	Monthly	470,900	4,485,950	(17,238)
Informa PLC	Goldman Sachs	09/16/2025	0.94	Monthly	101,503	697,074	(27,099)
Smith & Nephew PLC	Goldman Sachs	09/16/2025	0.94	Monthly	42,603	694,133	1,360
WH Smith PLC	Goldman Sachs	09/16/2025	0.94	Monthly	74,934	1,505,120	83,416
						7,382,277	40,439
Total Long						8,513,620	58,628

Short
Luxembourg
B&M European Value Retail SA	Goldman Sachs	09/16/2025	0.94	Monthly	(147,903)	$(726,292)	$127,182
South Korea
Kakao Pay Corp.	Goldman Sachs	09/16/2025	0.83	Monthly	(6,176)	(526,647)	(98,620)
KakaoBank Corp.	Goldman Sachs	09/16/2025	0.83	Monthly	(21,401)	(703,161)	(33,220)
POSCO Chemical Co., Ltd.	Morgan Stanley	09/20/2022	0.83	Monthly	(6,023)	(635,307)	(49,891)
Samsung Biologics Co., Ltd.	Goldman Sachs	09/16/2025	0.83	Monthly	(782)	(535,365)	(65,484)
WeMade Entertainment Co., Ltd.	Goldman Sachs	09/16/2025	0.83	Monthly	(6,105)	(421,409)	(100,725)
						(2,821,889)	(347,940)
Taiwan
Advantech Co., Ltd.	Goldman Sachs	09/16/2025	0.83	Monthly	(76,000)	(945,254)	(48,336)
Airtac International Group	Goldman Sachs	09/16/2025	0.83	Monthly	(17,000)	(556,417)	(63,194)
Formosa Petrochemical Corp.	Goldman Sachs	09/16/2025	0.83	Monthly	(73,000)	(243,459)	(17,061)
Formosa Petrochemical Corp.	Macquarie	09/19/2023	0.08	Monthly	(116,000)	(386,867)	(27,070)
Pan Jit International, Inc.	Goldman Sachs	09/16/2025	0.83	Monthly	(312,000)	(900,796)	(39,392)
						(3,032,793)	(195,053)
United Kingdom
AJ Bell PLC	Goldman Sachs	09/16/2025	0.94	Monthly	(149,253)	(537,889)	(30,053)
Antofagasta PLC	Goldman Sachs	09/18/2025	0.94	Monthly	(72,655)	(1,352,685)	(28,963)
Fevertree Drinks PLC	Goldman Sachs	09/16/2025	0.94	Monthly	(29,673)	(575,071)	19,888
Rolls-Royce Holdings PLC	Goldman Sachs	09/18/2025	0.94	Monthly	(519,917)	(567,946)	(35,531)
Schroders PLC	Goldman Sachs	09/18/2025	0.94	Monthly	(16,747)	(625,066)	(8,479)
Whitbread PLC	Goldman Sachs	09/16/2025	0.94	Monthly	(11,739)	(402,794)	(9,932)
Wizz Air Holdings PLC	Goldman Sachs	09/16/2025	0.94	Monthly	(10,753)	(393,691)	0
						(4,455,142)	(93,070)
United States
Adient PLC	Goldman Sachs	09/16/2025	0.83	Monthly	(14,233)	(503,706)	(40,289)
Total Short						(11,539,822)	(549,170)
Net unrealized gain/(loss) on Contracts For Difference							$(490,542)

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS GLOBAL LONG/SHORT FUND
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2022 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Global Long/Short Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2022, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Australia	$1,250,181	$-	$1,250,181	$-
Austria	1,171,064	-	1,171,064	-
Bermuda	2,413,115	2,413,115	-	-
Canada	7,107,521	7,107,521	-	-
Finland	1,588,291	-	1,588,291	-
France	7,077,278	14	7,077,264	-
Germany	6,060,034	-	6,060,034	-
India	1,020,025	1,020,025	-	-
Ireland	1,292,656	-	1,292,656	-
Israel	959,489	959,489	-	-
Japan	9,354,230	-	9,354,230	-
Netherlands	2,861,024	-	2,861,024	-
South Korea	3,431,346	-	3,431,346	-
Spain	1,020,271	-	1,020,271	-
Sweden	2,248,551	-	2,248,551	-
Switzerland	5,815,516	-	5,815,516	-
United Kingdom	8,254,603	4,339,754	3,914,849	-
United States	47,725,467	47,725,467	-	-
Short-Term Investments	17,704,570	17,704,570	-	-
Contracts For Difference
Equity Contracts	250,035	250,035	- *	-
Total Assets	$128,605,267	$81,519,990	$47,085,277	$-

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Securities Sold Short
Australia	$(543,974)	$-	$(543,974)	$-
Belgium	(1,416,258)	-	(1,416,258)	-
Bermuda	(520,682)	(520,682)	-	-
Canada	(1,287,027)	(1,287,027)	-	-
China	(811,052)	(811,052)	-	-
Colombia	(497,443)	(497,443)	-	-
Denmark	(110,573)	(110,573)	-	-
Finland	(1,317,760)	(151,383)	(1,166,377)	-
France	(1,301,717)	-	(1,301,717)	-
Germany	(1,912,733)	(328,812)	(1,583,921)	-
Hong Kong	(1,674,736)	-	(1,674,736)	-
India	(1,181,996)	(1,181,996)	-	-
Ireland	(979,261)	(603,267)	(375,994)	-
Italy	(645,611)	-	(645,611)	-
Japan	(5,605,299)	-	(5,605,299)	-
Netherlands	(551,616)	-	(551,616)	-
Sweden	(2,432,544)	-	(2,432,544)	-
Switzerland	(1,823,050)	-	(1,823,050)	-
United States	(24,073,291)	(24,073,224)	(67)	-
Options Written
Equity Contracts	(470,556)	(327,536)	(143,020)	-
Contracts For Difference
Equity Contracts	(740,577)	(740,577)	-	-
Total Liabilities	$(49,897,756)	$(30,633,572)	$(19,264,184)	$-
* Value equals 0 as of the end of the reporting period.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2022, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.